Property, Plant and Equipment, Net (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses		$ 687,159	$ 804,395	$ 871,445
Cash proceeds		61,607		1,337,870
Fixed asset costs		216,389	158,739	2,839,029
Accumulated depreciation	$ 1,100,663	178,704	79,171	1,100,663
Net gain	$ 115,877	16,835
Value-added tax		7,087	320
Assets disposed			2,779
Transaction gain			77,109	222,064
Rural Commercial Bank of Shandong and Bank of Weifang [Member]
Property, Plant and Equipment, Net [Line Items]
Pledged as collaterals		$ 5,194,274	4,108,743
Construction in Progress [Member]
Property, Plant and Equipment, Net [Line Items]
Transaction gain			$ 28,845
Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Transaction gain				$ 1,176